Condensed Consolidated Statements Of Equity (USD $)	Total	Common Stock	Capital in Excess of Par Value	Accumulated Deficit	Total Stockholders' Equity	Noncontrolling Interest
Beginning Balance at Dec. 31, 2009	$ 200,000	$ 222	$ 199,778		$ 200,000
Beginning Balance, shares at Dec. 31, 2009		22,222
Subscriptions received for common stock through public offering, shares		1,264,974
Subscriptions received for common stock through public offering	12,595,865	12,650	12,583,215		12,595,865
Stock issuance and offering costs	(1,840,891)		(1,840,891)		(1,840,891)
Stock distributions, shares	33,416	33,416
Stock distributions	334	334	(334)
Net loss	(1,402,979)			(1,402,979)	(1,402,979)
Ending Balance at Dec. 31, 2010	9,551,995	13,206	10,941,768	(1,402,979)	9,551,995
Ending Balance, shares at Dec. 31, 2010		1,320,612
Subscriptions received for common stock through public offering, shares		2,770,413
Subscriptions received for common stock through public offering	27,662,471	27,704	27,634,767		27,662,471
Stock issuance and offering costs	(4,116,654)		(4,116,654)		(4,116,654)
Stock distributions, shares	223,892	223,892
Stock distributions	2,239	2,239	(2,239)
Contributions from noncontrolling interest	357,300					357,300
Net loss	(2,009,251)			(2,009,251)	(2,009,251)
Ending Balance at Dec. 31, 2011	31,445,861	43,149	34,457,642	(3,412,230)	31,088,561	357,300
Ending Balance, shares at Dec. 31, 2011	4,314,917	4,314,917
Subscriptions received for common stock through public offering, shares		2,734,656
Subscriptions received for common stock through public offering	27,298,507	27,346	27,271,161		27,298,507
Redemption of common stock, shares	(65,046)	(65,046)
Redemptions of common stock	(612,207)	(650)	(611,557)		(612,207)
Stock issuance and offering costs	(4,053,929)		(4,053,929)		(4,053,929)
Stock distributions, shares	472,462	472,462
Stock distributions	4,725	4,725	(4,725)
Contributions from noncontrolling interest	9,525,445					9,525,445
Distributions to noncontrolling interests	(20,550)					(20,550)
Net loss	(3,136,487)			(3,123,952)	(3,123,952)	(12,535)
Ending Balance at Dec. 31, 2012	$ 60,446,640	$ 74,570	$ 57,058,592	$ (6,536,182)	$ 50,596,980	$ 9,849,660
Ending Balance, shares at Dec. 31, 2012	7,456,989	7,456,989